Average Annual Total Returns{- Fidelity® Series Investment Grade Bond Fund} - 08.31 Fidelity Series Investment Grade Bond Fund Series PRO-06 - Fidelity® Series Investment Grade Bond Fund	Fidelity Series Investment Grade Bond Fund-Default Return Before Taxes Past 1 year	Fidelity Series Investment Grade Bond Fund-Default Return Before Taxes Past 5 years	Fidelity Series Investment Grade Bond Fund-Default Return Before Taxes Past 10 years	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Investment Grade Bond Fund-Default After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	9.73%	3.54%	4.19%	8.34%	2.18%	2.74%	5.73%	2.12%	2.69%	8.72%	3.05%	3.75%